10-K Notes payable - Narrative - Bloom Notes (Details) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 29, 2023 USD ($) equity_instrument	Mar. 21, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) note	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	[1]
Notes payable
Outstanding balance				$ 573,330		$ 554,723
Gain on extinguishment of debt				$ (4,289)	$ 1,487	$ 1,685	$ 257	$ 2,065
Bloom Notes
Notes payable
Number of notes | note						3
Original facility size						$ 160,000
Outstanding balance						0
Gain on extinguishment of debt	$ (1,400)	$ 3,300				1,800
Bloom Notes | Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries
Notes payable
Decrease in future principal payments		10,000
Bloom Notes – 2023
Notes payable
Decrease in future principal payments		6,000	$ 6,000
Outstanding balance		44,000
Bloom Notes - 2024
Notes payable
Decrease in future principal payments		4,000
Outstanding balance	47,500	$ 46,000				$ 0	$ 16,500
Bloom Notes - 2024, installment amount
Notes payable
Outstanding balance	31,000
Bloom Notes - 2024, conversion amount
Notes payable
Outstanding balance	$ 16,500
Debt conversion shares (in shares) | equity_instrument	1,427,532

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.